Stock-Based Compensation (Details) - Schedule of Nonvested Restricted Stock Units - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) - Schedule of Nonvested Restricted Stock Units [Line Items]
Shares, Nonvested Ending Balance		10,907	8,845
Weighted- Average Grant Date Fair Value, Nonvested Ending Balance		$ 257.2	$ 440
Shares, Granted		12,585
Weighted- Average Grant Date Fair Value, Granted	$ 22.4	$ 122.8
Shares, Vested/Release		(9,962)
Weighted- Average Grant Date Fair Value, Vested/Release	44	$ 244.8
Shares, Cancelled/Forfeited		(561)
Weighted- Average Grant Date Fair Value, Cancelled/Forfeited	$ 184.4	$ 348.8